Consolidated Statements of Changes in Net Parent Investment and Stockholders’ Deficit (Unaudited) (Parentheticals)	Dec. 31, 2021 $ / shares
Total Net Parent Investment
Forfeiture of common stock by sponsor at par value	$ 0.0001